BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES
The BEPC exchangeable shares and class B shares are classified as liabilities due to their exchange and cash redemption features. As at June 30, 2022, the BEPC exchangeable shares and class B shares were remeasured to $34.80 per share to reflect the NYSE closing price of a BEP unit. Remeasurement gains or losses associated with these shares are recorded in the interim consolidated statements of income (loss). During the three and six months ended June 30, 2022, our shareholders exchanged 4,743 and 8,084 BEPC exchangeable shares, respectively for an equal number of BEP units resulting in a decrease of less than $1 million to our financial liability (2021: 6,033 and 9,642 shares, respectively resulting in a decrease of less than $1 million). During the three and six months ended June 30, 2022, the company declared and paid dividends of $55 million and $110 million, respectively (2021: $52 million and $104 million, respectively) on its BEPC exchangeable shares outstanding. Dividends on BEPC exchangeable shares are presented as interest expense in the interim consolidated statements of income.
The following table provides a continuity schedule of outstanding BEPC exchangeable and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance, as at December 31, 2021	172,203,342	165	$6,163
Share issuance	27,064	—	1
Share exchanges	(8,084)	—	—
Remeasurement of liability	—	—	(171)
Balance, as at June 30, 2022	172,222,322	165	$5,993
Similar to BEPC exchangeable shares and BEPC class B shares, BEPC class C shares are classified as liabilities due to their cash redemption feature. However, BEPC class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 189.6 million BEPC class C shares issued and outstanding as at June 30, 2022.
In December 2021, the company renewed its normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up to 8.6 million BEPC exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bids will expire on December 15, 2022, or earlier should the company complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the three and six months ended June 30, 2022.